Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2022 CAD ($)
Disclosure of defined benefit plans [line items]
2023	$ 378
2024	391
2025	403
2026	417
2027	430
2028–2032	2,356
Total	4,375
Pension plan [member]
Disclosure of defined benefit plans [line items]
2023	350
2024	362
2025	374
2026	387
2027	400
2028–2032	2,198
Total	4,071
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2023	28
2024	29
2025	29
2026	30
2027	30
2028–2032	158
Total	$ 304